TAX FINANCING PROGRAM (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Summary of Outstanding Balance of Tax Debt Refinancing Program

The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	2017	2016
Law 11941/09 and Law 12865/2013 tax financing program	638,409	756,120
REFIS II—PAES	4,336	4,336
PRT (MP 766/2017) (i)	233,051	—
PERT (Law 13496/2017) (ii)	12,981	—

Total	888,777	760,456

Current	278,277	105,514
Non-current	610,500	654,942

Schedule of Components of Tax Debt Refinancing Program

The amounts of the tax refinancing program created under Law 11941/2009, Provisional Act (MP) 766/2017, and Law 13469/2017, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program (Law 11941/2009 installment plan) was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	2017				2016
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	110,410		189,123	299,533	358,115
Income tax	23,450	1,891	42,944	68,285	85,050
Tax on revenue (PIS)	52,247	273	37,434	89,954	103,258
Social security (INSS – SAT)	3,334	1,828	3,288	8,450	14,005
Social contribution	4,418	792	12,129	17,339	21,617
Tax on banking transactions (CPMF)	19,076	2,147	28,045	49,268	48,780
PRT – Other Debts—RFB	48,579	12,266	166,416	227,261
PRT – Social Security—INSS	5,117		673	5,790
PERT – Other Debts—RFB	7,494		5,487	12,981
Other	34,072	4,986	70,858	109,916	129,631

Total	308,197	24,183	556,397	888,777	760,456

Schedule of Future Payment of Tax Financing Program	The payment schedule is as follows:

2018	278,277
2019	155,875
2020	94,060
2021	94,060
2022	94,060
2023 to 2024	172,445

Total	888,777